UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C.  20549

                             FORM 13F

Report for the Calendar Year or Quarter Ended: Mar 31, 2010.

Check here if Amendment [ ]   Amendment Number: _____________
                        [ ]   This amendment is a restatement.
                        [ ]   This amendment adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      ALTA CAPITAL MANAGEMENT, L.L.C.
Address:   6440 South Wasatch Blvd. #260, Salt Lake City, UT  84121

Form 13F File Number:   28-7794

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:      Michael O. Tempest
Title:     Principal
Phone:     801-274-6010
Signature, Place, and Date of Signing:

           Michael O. Tempest     Salt Lake City, Utah     April 29, 2010


                               FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
Form 13F Information Table Entry Total:       78
Form 13F Information Table Value Total:	      584,232,000




			                       VALUE	SHARES/	  INVST  VOTE
NAME OF ISSUER	      CLASS     CUSIP	       X$1000	PRN AMT   DSCTN
AUTH

Apple Computer Inc              037833100      32,269   137,316   Sole   None
Berkshire Hathaway      B       084670207      26,566   326,887   Sole   None
Oracle Corporation              38389x105      23,053   896,661   Sole   None
PepsiCo, Inc.                   713448108      22,821   344,930   Sole   None
United Technologies             913017109      22,697   305,650   Sole   None
Walgreen Co                     931422109      19,780   533,309   Sole   None
Novo-Nordisk                    670100205      19,300   250,255   Sole   None
Procter & Gamble                742718109      19,168   302,961   Sole   None
Teva Pharmaceutical Inds	881624209      18,161   287,911   Sole	 None
Ace Ltd                         H0023R105      17,809   599,191   Sole   None
Cisco Systems Inc               17275R102      17,418   669,165   Sole   None
Nike Inc.                       654106103      17,079   232,369   Sole   None
Rockwell Collins                774341101      16,677   266,447   Sole   None
Emerson Electric                291011104      15,957   316,993   Sole   None
ConocoPhillips                  20825C104      15,770   308,187   Sole   None
Alliant Techsystems Inc.        018804104      14,890   183,147   Sole   None
Transocean Sedco Forex          G90078109      14,690   170,057   Sole   None
America Movil SAB de CV         02364W105      14,279   283,594   Sole   None
Research in Motion Com          760975102      14,275   192,980   Sole   None
Wal-Mart Stores Inc		931142103      13,486   242,561   Sole	 None
Devon Energy Corp New           25179M103      13,145   204,016   Sole   None
Amphenol Corp			032095101      12,880   305,284   Sole   None
Becton Dickinson & Co           075887109      12,745   161,877   Sole   None
ITT Education Services          45068B109      12,669   112,632   Sole   None
Intuit                          461202103      12,111   352,889   Sole   None
Adobe Systems                   00724F101      12,042   340,471   Sole   None
Energizer Holdings Inc          29266R108      12,022   191,562   Sole   None
Petroleo Brasileiro A           71654V408      11,648   261,759   Sole   None
Wells Fargo & Co.               949746101      11,339   364,367   Sole   None
Lincoln Elec Hldgs Inc          533900106      10,482   192,931   Sole   None
Johnson & Johnson               478160104       9,652   148,040   Sole   None
Berkshire Hathaway      A       084670108       4,019        33   Sole   None
Mastercard Inc.                 57636Q104       3,016    11,875   Sole   None
Gilead Sciences Inc Com         375558103       2,782    61,181   Sole   None
Perrigo Company                 714290103       2,214    37,706   Sole   None
Flir Systems Inc		302445101	2,046	 72,618	  Sole	 None
Middleby Corp.			596278101	2,043    35,479   Sole   None
CVS Caremark Corp               126650100       1,901    51,997   Sole   None
Schlumberger Ltd                806857108       1,534    24,174   Sole   None
Petmedexpress Inc               816382106       1,365    61,566   Sole   None
3M Company                      88579Y101       1,349    16,148   Sole   None
Ishare MSCI Brazil F            464286400       1,286    17,469   Sole   None
Waters Corp                     941848103       1,263    18,705   Sole   None
Apache Corp			037411105	1,139	 11,220   Sole   None
Quality Systems                 747582104       1,129    18,376   Sole   None
Ishares MSCI EMIF               464287234       1,055    25,057   Sole   None
Freeport McMoran Copper         35671D857         912    10,915   Sole   None
Ishares Ftse/Xinhua China       464287184         774    18,385   Sole   None
Market Vectors Agribusiness     57060U605         754    16,726   Sole   None
Exxon Mobil Corp                30231g102         642     9,588   Sole   None
iShares Barclays TIPS Bond      464287176         623     6,000   Sole   None
Carnival Corp                   30231g102         595    15,300   Sole   None
Noble Corporation               H5833N103         541    12,940   Sole   None
Bank of America                 060505104         513    28,718   Sole   None
Medtronic Inc                   585055106         455    10,101   Sole   None
Halliburton Company             406216101         446    14,816   Sole   None
Baxter International            071813109         440     7,554   Sole   None
Goldman Sachs Group             38141G104         373     2,188   Sole   None
Rehabcare Group Inc.		759148109	  331	 12,155   Sole   None
Varian Medical Sys Inc.         92220P105         313     5,650   Sole   None
Kayne Anderson MLP              486606106         295    10,994   Sole   None
Emc Corporation                 268648102         287    15,900   Sole   None
MSCKI India Index               06739F291         275     4,120   Sole   None
Encana Corp                     292505104         274     8,835   Sole   None
Walt Disney Co                  254687106         271     7,753   Sole   None
Home Depot Inc                  437076102         253     7,830   Sole   None
Yamana Gold Inc                 98462Y100         251    25,508   Sole   None
Nasdaq-100                      73935A104         250     5,190   Sole   None
Norfolk Southern Corp           655844108         249     4,450   Sole   None
Hewlett-Packard Co              428236103         247     4,638   Sole   None
Quanta Services Inc             74762E102         234    12,190   Sole   None
Kraft Foods Inc.                50075N104         230     7,604   Sole   None
Coca Cola Co                    191216100         227     4,120   Sole   None
Nine Mile Software Inc          654409101          16    28,570   Sole   None
Suntech Power Holdings Co       86800C104         181    12,900   Sole   None
Sector Spdr Fincl               81369Y605         191    11,975   Sole   None
